Financial Instruments (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) [Line Items]
Cash and cash equivalents and short-term and long-terms deposits		$ 47,360	$ 60,876
Bear fixed interest, percentage		0.10%
Long term deposits		$ 160
Convertible note amount	$ 1,500
Convertible warrants (in Shares)	300
Termination exercise price (in Dollars per share)	$ 5
Fair value financial instrument		$ 187
Top of Range [member]
Financial Instruments (Details) [Line Items]
Bear fixed interest, percentage		0.43%
Bottom of Range [member]
Financial Instruments (Details) [Line Items]
Bear fixed interest, percentage		1.05%